Operating leases	12 Months Ended
Dec. 31, 2021
Operating leases
Operating leases

13 Operating leases

Operating leases of the Group primarily consist of leases of offices, warehouses and data centers. The recognition of whether a contract arrangement contains a lease is made by evaluating whether the arrangement conveys the right to use an identified asset and whether the Group obtains substantially all the economic benefits from and has the ability to direct the use of the asset.

Operating lease assets and liabilities are included in the items of operating lease right-of-use assets, operating lease liabilities, current portion, and operating lease liabilities, non-current portion on the consolidated balance sheets.

The components of lease expenses for the years ended December 31, 2019, 2020 and 2021 are as follows:

	For the Year Ended December 31
	2019	2020	2021
	RMB	RMB	RMB

Operating lease cost	580,613	681,841	726,359
Short‑term lease cost	83,509	128,865	467,384
Variable lease cost	89,284	80,015	121,353
Total lease cost	753,406	890,721	1,315,096

Supplemental cash flows information related to leases is as follows:

	For the Year Ended December 31
	2019	2020	2021
	RMB	RMB	RMB

Cash payments for operating leases	584,660	707,140	761,352
ROU assets obtained in exchange for operating lease liabilities	349,432	1,158,347	910,144

13 Operating leases (Continued)

As of December 31, 2021, the Company’s operating leases had a weighted average remaining lease term of 2.44 years and a weighted average discount rate of 4.75%.

Maturities of lease liabilities are as follows:

As of December 31
2021
RMB

2022	583,947
2023	387,385
2024	164,561
2025	94,593
Thereafter	15,590
Total undiscounted lease payments	1,246,076
Less: imputed interest	(74,322)
Total lease liabilities	1,171,754